Segmented Information - Schedule of Geographic Segments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Equipment	$ 21	$ 28
Exploration and evaluation assets	39,103	38,633
Canada [Member]
Disclosure of geographical areas [line items]
Equipment	6	9
Exploration and evaluation assets	2,538	2,483
Greenland [Member]
Disclosure of geographical areas [line items]
Equipment	15	19
Exploration and evaluation assets	$ 36,565	$ 36,150